Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,548,000
Previously Paid Amount	0.00
Total Fee Amount	237.00
Total Offset Amount	0.00
Net Fee	237.00
Narrative - Max Aggregate Offering Price	$ 1,548,000
Final Prospectus	true